SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Amortization of debt issue costs	$ 2	$ 2
Long-term debt	1	107
Increase (Decrease) in Borrowings, Other	(68)	68
Net (decrease) increase in financial liabilities	$ (67)	$ 175